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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                May 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  ____26_______

Form 13F Information Table Value Total: $___2,251,664_
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON the FORM 13F FILED ON AUGUST 14, 2007 FOR THE PERIOD ENDING JUNE 30, 2007.
THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT
STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCAN INC             COM            013716105  10203      125500    SHS   PUT    SOLE        NONE          125500      N/A     N/A
ALCAN INC             COM            013716105  121352     1492644   SHS          SOLE        NONE          1492644     0       0
ALLTEL CORP           COM            020039103  220199     3259800   SHS          SOLE        NONE          3259800     0       0
AQUANTIVE INC         COM            03839G105  38280      600000    SHS          SOLE        NONE          600000      0       0
AQUANTIVE INC         COM            03839G105  63800      1000000   SHS   CALL   SOLE        NONE          1000000     0       0
AVAYA INC             COM            053499109  37048      2200000   SHS          SOLE        NONE          2200000     0       0
CHOLESTECH CORP       COM            170393102  6722       305675    SHS          SOLE        NONE          305675      0       0
CYTYC CORP            COM            232946103  114671     2659959   SHS          SOLE        NONE          2659959     0       0
EGL INC               COM            268484102  72631      1562631   SHS          SOLE        NONE          1562631     0       0
FIRST DATA CORP       COM            319963104  430192     13167800  SHS          SOLE        NONE          13167800    0       0
FLORIDA ROCK INDS INC COM            341140101  34533      511600    SHS          SOLE        NONE          511600      0       0
HARMAN INTL INDS INC  COM            413086109  107923     924000    SHS          SOLE        NONE          924000      0       0
HARRAHS ENTMT INC     COM            413619107  275773     3234500   SHS   CALL   SOLE        NONE          3234500     0       0
INTL SECS EXCHANGE HLDCL A           46031W204  164116     2511333   SHS          SOLE        NONE          2511333     0       0
MANOR CARE INC NEW    COM            564055101  69286      1061200   SHS   PUT    SOLE        NONE          1061200     0       0
MANOR CARE INC NEW    COM            564055101  74874      1146790   SHS          SOLE        NONE          1146790     0       0
MEDIMMUNE INC         COM            584699102  11310      195000    SHS   PUT    SOLE        NONE          195000      0       0
PENN NATL GAMING INC  COM            707569109  6069       101000    SHS          SOLE        NONE          101000      0       0
PHH CORP              COM NEW        693320202  62420      2000000   SHS          SOLE        NONE          2000000     0       0
RIVIERA HLDGS CORP    COM            769627100  5791       159309    SHS          SOLE        NONE          159309      0       0
RYERSON INC           COM            78375P107  12135      322300    SHS          SOLE        NONE          322300      0       0
SIERRA HEALTH SVCS INCCOM            826322109  682        16400     SHS          SOLE        NONE          16400       0       0
STATION CASINOS INC   COM            857689103  52430      604034    SHS          SOLE        NONE          604034      0       0
TODCO                 COM            88889T107  101095     2141400   SHS          SOLE        NONE          2141400     0       0
TRIBUNE CO NEW        COM            896047107  785        26700     SHS          SOLE        NONE          26700       0       0
TXU CORP              COM            873168108  157344     2337950   SHS          SOLE        NONE          2337950     0       0